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W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sablaw.com

January 12, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Post-Effective Amendment No. 3
      MetLife Investors USA Insurance Company
      MetLife Investors USA Separate Account A
      File No. 333-125757 (Marquis Portfolios)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing via EDGAR under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 3 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of rule 485 under the Securities Act, to add new disclosure to the prospectus describing the Guaranteed Minimum Income Benefit Plus (GMIB Plus) rider and the Lifetime Withdrawal Guarantee rider.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590 or Aneal Kirshnamurthy at (202) 383-0538.

Sincerely,

W. Thomas Conner

Attachment
cc: Michele H. Abate, Esq.